Financial Risk Management Objectives and Policies - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	$ 17,841	$ 15,028
Liabilities	7,881	6,995
Cash equivalents | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	961	2,175
Cash equivalents | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	961	2,150
Cash equivalents | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	25
Cash equivalents | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	15	17
Investments in equity instruments | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	1
Investments in equity instruments | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in equity instruments | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	15	16
Derivatives | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	177	25
Liabilities	66	66
Derivatives | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Derivatives | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	177	25
Liabilities	66	66
Derivatives | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	$ 0
Investments in marketable securities | Recurring fair value measurement | Quoted Prices Identical Assets/ Liabilities (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	994
Investments in marketable securities | Recurring fair value measurement | Significant Other Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0
Investments in marketable securities | Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0